Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous current assets [abstract]
Prepayments and Other Current Assets (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021
Insurance claims receivable, net	$419	$40
VAT and other credits	2,881	1,084
Deferred insurance premiums	2,426	1,883
Advances to providers	1,287	1,778
Accrued interest receivable	193	—
Other	920	1,391
Total	$8,126	$6,176